Consolidated Statements of Cashflows - Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents consist of:
Cash	$ 24,535	$ 80,054
Cash equivalents	65,968	103,020
Cash and cash equivalents, end of the year	$ 90,503	$ 183,074